BELL, BOYD & LLOYD LLP	THREE FIRST NATIONAL PLAZA 70 WEST MADISON STREET, SUITE 3100 CHICAGO, ILLINOIS 60602-4207 312 372-1121 FAX 312 372-2098

Stacy H. Winick 202 955-7040 swinick@bellboyd.com	OFFICES IN CHICAGO AND WASHINGTON, D.C.

BY EDGAR

April 24, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Multi-Currency Short-Term Government Income Fund

333-140868

811-22018

Ladies and Gentlemen:

On behalf of the Nuveen Multi-Currency Short-Term Government Income Fund (the “Fund”), we are transmitting for electronic filing Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 955-7040 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	S. Cogan (w/encl.) M. Cole (w/encl.) J. Droeger (w/encl.) G. Zimmerman (w/encl.)